Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of financial assets [abstract]
Schedule of financial assets

	2025	2024
	£m	£m
Non-current
FVOCI debt and other investments	384	397
FVTPL investments	407	483
Financial assets at amortised cost	7	—
	798	880
Current
FVTPL investments	5,156	3,084
Financial assets at amortised cost	597	615
	5,753	3,699
	6,551	4,579
Financial and other investments include the following:
Investments in short-term money market funds	4,725	2,668
Investments held by National Grid Partners	346	375
Investments in Sunrun	60	108
Balances that are restricted or not readily used in operations:
Collateral[1]	506	496
Insurance company and non-qualified plan investments	578	578
Cash surrender value of life insurance policies	238	235
Other investments	98	119
	6,551	4,579
1.The collateral balance includes £477 million (2024: £466 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement, £24 million (2024: £24 million) of restricted amounts allocated for specific projects within National Grid Electricity Transmission plc and £5 million (2024: £6 million) insurance captive letters of credit.